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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

                                 Eclipse Funds
               (Exact name of registrant as specified in charter)

 51 Madison Avenue, New York, New York                                   10010
(Address of principal executive offices)                              (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2005 is filed herewith.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY BALANCED FUND
COMMON STOCK
COMMERCIAL BANKS
Bank of America Corp.                                     50,400    $ 2,337,048     0.40%
First BanCorp                                             26,900    $ 1,455,021     0.25%
Regions Financial Corp.                                  139,700    $ 4,470,400     0.76%
TCF Financial Corp.                                      177,700    $ 4,995,147     0.85%
                                                                    -----------     ----
TOTAL COMMERCIAL BANKS                                              $13,257,616     2.26%
                                                                    -----------     ----

COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                                        185,700    $ 6,575,637     1.12%
Copart, Inc. (a)                                         176,800    $ 4,062,864     0.69%
Deluxe Corp.                                              28,700    $ 1,098,349     0.19%
IKON Office Solutions, Inc.                              355,900    $ 3,825,925     0.65%
Kelly Services, Inc. Class A                              58,200    $ 1,693,620     0.29%
                                                                    -----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                $17,256,395     2.94%
                                                                    -----------     ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                            22,500    $   939,600     0.16%
Imation Corp.                                             90,000    $ 3,104,100     0.53%
InFocus Corp. (a)                                        486,900    $ 3,578,715     0.61%
PalmOne, Inc. (a)                                        167,000    $ 4,321,124     0.73%
                                                                    -----------     ----
TOTAL COMPUTERS & PERIPHERALS                                       $11,943,539     2.03%
                                                                    -----------     ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                    207,300    $ 5,089,215     0.86%
Student Loan Corp. (The)                                   3,600    $   650,376     0.11%
WFS Financial, Inc.                                       46,500    $ 2,322,675     0.39%
                                                                    -----------     ----
TOTAL CONSUMER FINANCE                                              $ 8,062,266     1.36%
                                                                    -----------     ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                          114,100    $ 4,606,217     0.78%
                                                                    -----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $ 4,606,217     0.78%
                                                                    -----------     ----

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
                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                         207,300    $ 6,757,980     1.15%
                                                                    -----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $ 6,757,980     1.15%
                                                                    -----------     ----

ELECTRIC UTILITIES
Edison International                                     210,500    $ 6,834,935     1.16%
                                                                    -----------     ----
TOTAL ELECTRIC UTILITIES                                            $ 6,834,935     1.16%
                                                                    -----------     ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Tektronix, Inc.                                           51,300    $ 1,478,466     0.25%
                                                                    -----------     ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $ 1,478,466     0.25%
                                                                    -----------     ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                         43,900    $ 1,004,432     0.17%
                                                                    -----------     ----
TOTAL FOOD & STAPLES RETAILING                                      $ 1,004,432     0.17%
                                                                    -----------     ----

FOOD PRODUCTS
Hershey Foods Corp.                                       34,800    $ 2,035,452     0.35%
Hormel Foods Corp.                                        92,600    $ 2,916,900     0.50%
Kraft Foods, Inc. Class A                                139,500    $ 4,740,210     0.81%
McCormick & Co., Inc.                                     57,300    $ 2,129,841     0.36%
Pilgrim's Pride Corp. Class B                            223,200    $ 7,803,072     1.33%
Tyson Foods, Inc. Class A                                137,300    $ 2,357,441     0.40%
                                                                    -----------     ----
TOTAL FOOD PRODUCTS                                                 $21,982,916     3.75%
                                                                    -----------     ----

HEALTH CARE EQUIPMENT & SUPPLIES
Bausch & Lomb, Inc.                                       40,100    $ 2,922,889     0.50%
Fisher Scientific International, Inc. (a)                 16,800    $ 1,060,920     0.18%
                                                                    -----------     ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $ 3,983,809     0.68%
                                                                    -----------     ----

HEALTH CARE PROVIDERS & SERVICES
Humana, Inc. (a)                                          46,300    $ 1,586,701     0.27%
Manor Care, Inc.                                          46,700    $ 1,613,485     0.27%
PacifiCare Health Systems, Inc. (a)                       51,700    $ 3,181,101     0.54%
                                                                    -----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $ 6,381,287     1.08%
                                                                    -----------     ----

HOTELS, RESTAURANTS & LEISURE
Darden Restaurants, Inc.                                 117,200    $ 3,464,432     0.59%
Outback Steakhouse, Inc.                                  29,300    $ 1,349,265     0.23%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                 $ 4,813,697     0.82%
                                                                    -----------     ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                40,900    $ 3,370,160     0.57%
Fortune Brands, Inc.                                      29,800    $ 2,502,604     0.43%
Newell Rubbermaid, Inc.                                  224,100    $ 4,822,632     0.82%
NVR, Inc. (a)                                              2,400    $ 1,899,000     0.32%
Ryland Group, Inc. (The)                                 117,000    $ 7,589,790     1.29%
Stanley Works (The)                                       79,600    $ 3,785,776     0.64%
                                                                    -----------     ----
TOTAL HOUSEHOLD DURABLES                                            $23,969,962     4.07%
                                                                    -----------     ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                          84,300    $ 5,009,106     0.85%
Energizer Holdings, Inc. (a)                              50,400    $ 2,853,144     0.48%
                                                                    -----------     ----
TOTAL HOUSEHOLD PRODUCTS                                            $ 7,862,250     1.33%
                                                                    -----------     ----

INDUSTRIAL CONGLOMERATES
Alleghany Corp. (a)                                        5,100    $ 1,358,946     0.23%
                                                                    -----------     ----
TOTAL INDUSTRIAL CONGLOMERATES                                      $ 1,358,946     0.23%
                                                                    -----------     ----

INSURANCE
MBIA, Inc.                                                22,500    $ 1,344,150     0.23%
Torchmark Corp.                                           59,300    $ 3,237,780     0.55%
                                                                    -----------     ----
TOTAL INSURANCE                                                     $ 4,581,930     0.78%
                                                                    -----------     ----

IT SERVICES
Sabre Holdings Corp. Class A                             224,100    $ 4,728,510     0.80%
                                                                    -----------     ----
TOTAL IT SERVICES                                                   $ 4,728,510     0.80%
                                                                    -----------     ----

LEISURE EQUIPMENT & PRODUCTS
Eastman Kodak Co.                                        154,000    $ 5,095,860     0.87%
Mattel, Inc.                                             276,100    $ 5,370,145     0.91%
                                                                    -----------     ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  $10,466,005     1.78%
                                                                    -----------     ----

MACHINERY
Cummins, Inc.                                             88,000    $ 6,834,960     1.16%
Terex Corp. (a)                                          110,100    $ 4,739,805     0.81%
                                                                    -----------     ----
TOTAL MACHINERY                                                     $11,574,765     1.97%
                                                                    -----------     ----

METALS & MINING

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Nucor Corp.                                              132,100    $ 7,418,736     1.26%
United States Steel Corp.                                136,700    $ 7,081,060     1.20%
                                                                    -----------     ----
TOTAL METALS & MINING                                               $14,499,796     2.46%
                                                                    -----------     ----

MULTILINE RETAIL
Dillard's, Inc.                                          103,200    $ 2,707,968     0.46%
Kmart Holding Corp. Class A (a)                           21,600    $ 2,034,288     0.35%
Sears, Roebuck and Co.                                    14,600    $   733,650     0.12%
                                                                    -----------     ----
TOTAL MULTILINE RETAIL                                              $ 5,475,906     0.93%
                                                                    -----------     ----

MULTI-UTILITIES & UNREGULATED POWER
Equitable Resources, Inc.                                120,000    $ 6,844,800     1.16%
NRG Energy, Inc.                                         186,800    $ 6,538,000     1.11%
Reliant Energy, Inc. (a)                                 417,100    $ 5,192,895     0.88%
Williams Cos., Inc. (The)                                163,300    $ 2,745,073     0.47%
                                                                    -----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                           $21,320,768     3.62%
                                                                    -----------     ----

OIL & GAS
Amerada Hess Corp.                                        80,500    $ 6,975,325     1.18%
Anadarko Petroleum Corp.                                  58,500    $ 3,873,285     0.66%
Apache Corp.                                              94,600    $ 5,148,132     0.87%
Burlington Resources, Inc.                               157,000    $ 6,862,470     1.17%
Overseas Shipholding Group, Inc.                          64,000    $ 3,571,840     0.61%
Premcor, Inc. (a)                                        157,200    $ 7,545,600     1.28%
Sunoco, Inc.                                              77,400    $ 6,771,726     1.15%
Tesoro Corp. (a)                                         224,400    $ 7,144,896     1.21%
Valero Energy Corp.                                      150,600    $ 7,835,718     1.33%
                                                                    -----------     ----
TOTAL OIL & GAS                                                     $55,728,992     9.46%
                                                                    -----------     ----

PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.                                  147,900    $ 3,786,240     0.64%
                                                                    -----------     ----
TOTAL PAPER & FOREST PRODUCTS                                       $ 3,786,240     0.64%
                                                                    -----------     ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A                     81,700    $ 3,687,938     0.63%
                                                                    -----------     ----
TOTAL PERSONAL PRODUCTS                                             $ 3,687,938     0.63%
                                                                    -----------     ----

PHARMACEUTICALS
Pfizer, Inc.                                              72,800    $ 1,758,848     0.30%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                    -----------     ----
TOTAL PHARMACEUTICALS                                               $ 1,758,848     0.30%
                                                                    -----------     ----

REAL ESTATE
Cousins Properties, Inc.                                  52,700    $ 1,596,283     0.27%
Equity Office Properties Trust                            76,400    $ 2,137,672     0.36%
Impac Mortgage Holdings, Inc.                            113,600    $ 2,594,624     0.44%
LNR Property Corp.                                        47,100    $ 2,967,300     0.50%
                                                                    -----------     ----
TOTAL REAL ESTATE                                                   $ 9,295,879     1.57%
                                                                    -----------     ----

ROAD & RAIL
Laidlaw International, Inc. (a)                          313,200    $ 6,818,364     1.16%
                                                                    -----------     ----
TOTAL ROAD & RAIL                                                   $ 6,818,364     1.16%
                                                                    -----------     ----

SOFTWARE
Activision, Inc. (a)                                     272,100    $ 6,149,460     1.04%
Autodesk, Inc.                                           129,000    $ 3,788,730     0.64%
McAfee, Inc.                                             157,200    $ 4,063,620     0.69%
                                                                    -----------     ----
TOTAL SOFTWARE                                                      $14,001,810     2.37%
                                                                    -----------     ----

SPECIALTY RETAIL
Circuit City Stores, Inc.                                239,000    $ 3,422,480     0.58%
Sherwin-Williams Co. (The)                                55,500    $ 2,397,600     0.41%
Toys "R" Us, Inc. (a)                                    144,000    $ 3,088,800     0.52%
Zale Corp. (a)                                            23,100    $   613,536     0.10%
                                                                    -----------     ----
TOTAL SPECIALTY RETAIL                                              $ 9,522,416     1.61%
                                                                    -----------     ----

TEXTILES, APPAREL & LUXURY GOODS
Reebok International Ltd.                                  7,700    $   342,881     0.06%
                                                                    -----------     ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $   342,881     0.06%
                                                                    -----------     ----

THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.                                   57,000    $ 2,145,480     0.36%
Countrywide Financial Corp.                               64,000    $ 2,368,000     0.40%
Doral Financial Corp.                                     15,700    $   679,025     0.12%
Federal Home Loan Mortgage Corp.                          44,700    $ 2,918,463     0.50%
Federal National Mortgage Association                     25,900    $ 1,672,622     0.28%
Fremont General Corp.                                     86,900    $ 2,128,181     0.36%
MGIC Investment Corp.                                     20,900    $ 1,335,510     0.23%
New Century Financial Corp.                               39,000    $ 2,335,710     0.40%
PMI Group, Inc. (The)                                     49,300    $ 1,960,661     0.33%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
R&G Financial Corp. Class B                               43,000   $  1,585,410      0.27%
Radian Group, Inc.                                        12,700   $    608,838      0.10%
                                                                   ------------     -----
TOTAL THRIFTS & MORTGAGE FINANCE                                   $ 19,737,900      3.35%
                                                                   ------------     -----

TOBACCO
Reynolds American, Inc.                                   33,800   $  2,718,196      0.46%
                                                                   ------------     -----
TOTAL TOBACCO                                                      $  2,718,196      0.46%
                                                                   ------------     -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                     85,200   $  5,215,092      0.89%
                                                                   ------------     -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                             $  5,215,092      0.89%
                                                                   ------------     -----
TOTAL COMMON STOCK                                                 $346,816,949     58.90%
                                                                   ------------     -----

CORPORATE BONDS
AEROSPACE & DEFENSE
General Dynamics Corp.                                $  874,000   $    889,745      0.15%
   4.50%, due 8/15/10
Honeywell, Inc.                                       $2,376,000   $  2,532,010      0.43%
   7.00%, due 3/15/07
Honeywell, Inc.                                       $  131,000   $    143,324      0.02%
   7.125%, due 4/15/08
United Technologies Corp.                             $4,228,000   $  4,640,411      0.79%
   6.50%, due 6/1/09
United Technologies Corp.                             $2,180,000   $  2,500,848      0.42%
   7.125%, due 11/15/10
                                                                   ------------     -----
TOTAL AEROSPACE & DEFENSE                                          $ 10,706,338      1.81%
                                                                   ------------     -----

AUTO COMPONENTS
Johnson Controls, Inc.                                $  865,000   $    926,416      0.16%
   6.30%, due 2/1/08
                                                                   ------------     -----
TOTAL AUTO COMPONENTS                                              $    926,416      0.16%
                                                                   ------------     -----

BEVERAGES
Anheuser-Busch Companies, Inc.                        $1,500,000   $  1,602,813      0.27%
   5.625%, due 10/1/10
Anheuser-Busch Cos., Inc.                             $  900,000   $    943,909      0.16%
   5.375%, due 9/15/08
Anheuser-Busch Cos., Inc.                             $  454,000   $    479,537      0.08%
   5.65%, due 9/15/08
Anheuser-Busch Cos., Inc.                             $  655,000   $    700,381      0.12%
   5.75%, due 4/1/10

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Coca-Cola Co. (The)                                   $  437,000     $  438,692     0.07%
   4.00%, due 6/1/05
PepsiCo, Inc.                                         $1,747,000     $1,849,958     0.31%
   5.75%, due 1/15/08
                                                                     ----------     ----
TOTAL BEVERAGES                                                      $6,015,290     1.01%
                                                                     ----------     ----

CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                         $1,092,000     $1,095,088     0.19%
   4.00%, due 1/31/08
Bear Stearns Cos., Inc. (The)                         $3,250,000     $3,724,166     0.63%
   7.625%, due 12/7/09
Bear Stearns Cos., Inc. (The)                         $  500,000     $  548,998     0.09%
   7.80%, due 8/15/07
Donaldson, Lufkin & Jenrette, Inc.-DLJ                $2,500,000     $2,691,442     0.46%
   6.50%, due 6/1/08
Goldman Sachs Group, Inc. (The)                       $  874,000     $  928,852     0.16%
   5.70%, due 9/1/12
Goldman Sachs Group, Inc. (The)                       $2,430,000     $2,669,115     0.45%
   6.65%, due 5/15/09
Goldman Sachs Group, Inc. (The) Series B              $1,500,000     $1,698,254     0.29%
   7.35%, due 10/1/09
J.P. Morgan & Co., Inc.                               $  262,000     $  288,645     0.05%
   6.25%, due 2/15/11
JPMorgan Chase & Co.                                  $1,048,000     $1,082,503     0.18%
   5.35%, due 3/1/07
Lehman Brothers Holding, Inc.                         $1,000,000     $1,102,468     0.19%
   8.25%, due 6/15/07
Lehman Brothers Holdings, Inc.                        $1,311,000     $1,469,036     0.25%
   6.625%, due 1/18/12
Lehman Brothers Holdings, Inc.                        $  501,000     $  516,894     0.09%
   6.625%, due 2/5/06
Lehman Brothers, Inc.                                 $  306,000     $  322,201     0.05%
   7.625%, due 6/1/06
Lehman Brothers, Inc.                                 $1,600,000     $1,717,682     0.29%
   6.50%, due 4/15/08
Merrill Lynch & Co., Inc.                             $1,757,000     $1,863,059     0.32%
   7.00%, due 1/15/07
Merrill Lynch & Co., Inc.                             $  500,000     $  539,950     0.09%
   6.375%, due 10/15/08
Merrill Lynch & Co., Inc.                             $1,937,000     $2,073,710     0.35%
   6.00%, due 2/17/09
Merrill Lynch & Co., Inc. Series CPI                  $  437,000     $  432,774     0.07%
   4.35%, due 3/2/09 (b)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Morgan Stanley                                        $  874,000    $   911,721     0.15%
   5.80%, due 4/1/07
Morgan Stanley                                        $2,811,000    $ 3,156,669     0.54%
   6.75%, due 4/15/11
Morgan Stanley                                        $2,000,000    $ 2,133,110     0.36%
   6.875%, due 3/1/07
                                                                    -----------     ----
TOTAL CAPITAL MARKETS                                               $30,966,337     5.25%
                                                                    -----------     ----

CHEMICALS
E.I. du Pont de Nemours & Co.                         $2,000,000    $ 2,052,298     0.35%
   4.75%, due 11/15/12
E.I. du Pont de Nemours & Co.                         $2,000,000    $ 2,151,996     0.37%
   6.75%, due 9/1/07
E.I. du Pont de Nemours & Co.                         $  805,000    $   798,079     0.14%
   3.375%, due 11/15/07
Praxair, Inc.                                         $1,497,000    $ 1,608,636     0.27%
   6.50%, due 3/1/08
                                                                    -----------     ----
TOTAL CHEMICALS                                                     $ 6,611,009     1.13%
                                                                    -----------     ----

COMMERCIAL BANKS
Bank of America Corp.                                 $1,660,000    $ 1,844,715     0.31%
   7.125%, due 3/1/09
Bank of America Corp.                                 $1,000,000    $ 1,158,451     0.20%
   7.40%, due 1/15/11
Bank of America Corp.                                 $1,500,000    $ 1,737,480     0.30%
   7.80%, due 2/15/10
Bank One Corp.                                        $2,747,000    $ 2,925,426     0.50%
   6.00%, due 8/1/08
Citicorp                                              $1,000,000    $ 1,078,159     0.18%
   7.20%, due 6/15/07
Citicorp Series F                                     $1,500,000    $ 1,628,680     0.28%
   6.375%, due 11/15/08
Deutsche Bank Financial                               $1,311,000    $ 1,385,230     0.24%
   6.70%, due 12/13/06
FleetBoston Financial Corp.                           $1,000,000    $ 1,072,689     0.18%
   6.375%, due 5/15/08
Mellon Bank NA Series BKNT                            $1,311,000    $ 1,438,820     0.24%
   7.625%, due 9/15/07
SunTrust Banks, Inc.                                  $2,000,000    $ 2,149,966     0.37%
   6.25%, due 6/1/08
U.S. Bancorp Series N                                 $  437,000    $   427,166     0.07%
   3.125%, due 3/15/08
Union Bank of Switzerland-New York                    $1,000,000    $ 1,050,934     0.18%
   7.25%, due 7/15/06

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
US Bancorp                                           $ 1,500,000    $ 1,611,868     0.27%
   6.875%, due 9/15/07
US Bank NA                                           $ 1,747,000    $ 1,846,905     0.31%
   5.70%, due 12/15/08
Wachovia Corp.                                       $ 1,020,000    $ 1,101,221     0.19%
   6.15%, due 3/15/09
Wachovia Corp.                                       $ 1,311,000    $ 1,412,941     0.24%
   6.375%, due 1/15/09
Wachovia Corp.                                       $   437,000    $   447,200     0.08%
   4.95%, due 11/1/06
Wells Fargo & Co.                                    $   437,000    $   435,383     0.07%
   3.50%, due 4/4/08
Wells Fargo Bank NA                                  $ 1,747,000    $ 1,939,701     0.33%
   6.45%, due 2/1/11
Wells Fargo Bank NA                                  $ 1,500,000    $ 1,732,538     0.29%
   7.55%, due 6/21/10
                                                                    -----------     ----
TOTAL COMMERCIAL BANKS                                              $28,425,473     4.83%
                                                                    -----------     ----

COMMERCIAL SERVICES & SUPPLIES
Pitney Bowes, Inc.                                   $ 1,131,000    $ 1,161,884     0.20%
   5.875%, due 5/1/06
                                                                    -----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                $ 1,161,884     0.20%
                                                                    -----------     ----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                  $ 1,200,000    $ 1,245,098     0.21%
   5.50%, due 7/1/07
Hewlett-Packard Co.                                  $ 1,311,000    $ 1,358,111     0.23%
   5.75%, due 12/15/06
International Business Machines Corp.                $ 1,500,000    $ 1,536,476     0.26%
   4.75%, due 11/29/12
International Business Machines Corp.                $ 1,164,000    $ 1,237,613     0.21%
   6.45%, due 8/1/07
International Business Machines Corp.                $   467,000    $   491,353     0.08%
   5.50%, due 1/15/09
International Business Machines Corp.                $   437,000    $   446,930     0.08%
   4.875%, due 10/1/06
International Business Machines Corp.                $   958,000    $ 1,009,436     0.17%
   5.375%, due 2/1/09
                                                                    -----------     ----
TOTAL COMPUTERS & PERIPHERALS                                       $ 7,325,017     1.24%
                                                                    -----------     ----

CONSUMER FINANCE
American Express Credit Corp.                        $   874,000    $   851,479     0.14%
   3.00%, due 5/16/08

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Caterpillar Financial Services Corp.                  $1,725,000    $ 1,769,084     0.30%
   4.875%, due 6/15/07
Deere (John) BV                                       $1,500,000    $ 1,540,983     0.26%
   5.875%, due 4/6/06
Deere (John) Capital Corp.                            $  218,000    $   218,523     0.04%
   3.90%, due 1/15/08
Deere (John) Capital Corp.                            $  437,000    $   444,914     0.08%
   4.50%, due 8/22/07
Deere (John) Capital Corp. Series D                   $  437,000    $   436,019     0.07%
   3.125%, due 12/15/05
HSBC Finance Corp.                                    $  874,000    $   980,845     0.17%
   6.75%, due 5/15/11
HSBC Finance Corp.                                    $3,000,000    $ 3,249,840     0.55%
   6.50%, due 11/15/08
HSBC Finance Corp.                                    $  437,000    $   464,800     0.08%
   5.875%, due 2/1/09
HSBC Finance Corp.                                    $  437,000    $   477,064     0.08%
   6.375%, due 8/1/10
SLM Corp.                                             $  437,000    $   432,830     0.07%
   3.625%, due 3/17/08
SLM Corp.                                             $  437,000    $   436,417     0.07%
   4.00%, due 1/15/09
SLM Corp. Series A                                    $2,000,000    $ 2,075,170     0.35%
   5.625%, due 4/10/07
SLM Corp. Series A                                    $1,311,000    $ 1,302,793     0.22%
   4.39%, due 3/2/09 (b)
SLM Corp. Series CPI                                  $  874,000    $   886,621     0.15%
   5.31%, due 1/31/14 (b)
Toyota Motor Credit Corp.                             $1,477,000    $ 1,558,151     0.26%
   5.50%, due 12/15/08
                                                                    -----------     ----
TOTAL CONSUMER FINANCE                                              $17,125,533     2.89%
                                                                    -----------     ----

DIVERSIFIED FINANCIAL SERVICES
Boeing Capital Corp.                                  $  859,000    $   892,339     0.15%
   5.75%, due 2/15/07
CIT Group, Inc.                                       $  655,000    $   669,543     0.11%
   4.75%, due 12/15/10
CIT Group, Inc.                                       $1,000,000    $ 1,041,583     0.18%
   5.50%, due 11/30/07
CIT Group, Inc.                                       $1,800,000    $ 1,906,769     0.32%
   5.875%, due 10/15/08
Citigroup, Inc.                                       $  874,000    $   978,322     0.17%
   6.50%, due 1/18/11

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Citigroup, Inc.                                       $  655,000    $   672,688     0.11%
   5.00%, due 3/6/07
Heller Financial, Inc.                                $  218,000    $   224,998     0.04%
   6.375%, due 3/15/06
Mellon Funding Corp.                                  $1,700,000    $ 1,837,994     0.31%
   6.70%, due 3/1/08
Mellon Funding Corp.                                  $1,500,000    $ 1,625,865     0.28%
   6.375%, due 2/15/10
Pitney Bowes Credit Corp.                             $  874,000    $   925,435     0.16%
   5.75%, due 8/15/08
Wells Fargo Financial, Inc.                           $1,000,000    $ 1,071,022     0.18%
   5.875%, due 8/15/08
Wells Fargo Financial, Inc.                           $  109,000    $   121,751     0.02%
   6.85%, due 7/15/09
                                                                    -----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $11,968,309     2.03%
                                                                    -----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                          $3,000,000    $ 3,454,995     0.59%
   7.00%, due 7/1/12
Ameritech Capital Funding                             $1,916,000    $ 2,034,046     0.35%
   6.15%, due 1/15/08
BellSouth Corp.                                       $2,000,000    $ 2,177,264     0.37%
   6.00%, due 10/15/11
BellSouth Telecommunications, Inc.                    $  262,000    $   277,951     0.05%
   5.875%, due 1/15/09
GTE North, Inc. Series F                              $  437,000    $   467,424     0.08%
   6.375%, due 2/15/10
New York Telephone                                    $  874,000    $   926,590     0.16%
   6.125%, due 1/15/10
Pacific Bell                                          $  437,000    $   458,043     0.08%
   6.875%, due 8/15/06
Southwestern Bell Telephone Co.                       $   87,000    $    92,152     0.02%
   6.375%, due 11/15/07
Southwestern Bell Telephone Co.                       $1,100,000    $ 1,166,748     0.20%
   6.625%, due 7/15/07
Verizon New England, Inc.                             $2,000,000    $ 2,202,084     0.37%
   6.50%, due 9/15/11
                                                                    -----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $13,257,297     2.27%
                                                                    -----------     ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                  $2,386,000    $ 2,548,159     0.43%
   5.85%, due 3/15/09
Emerson Electric Co.                                  $4,000,000    $ 4,576,048     0.78%
   7.125%, due 8/15/10

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Emerson Electric Co.                                  $  262,000     $  271,735     0.05%
   5.00%, due 10/15/08
                                                                     ----------     ----
TOTAL ELECTRICAL EQUIPMENT                                           $7,395,942     1.26%
                                                                     ----------     ----

FOOD & STAPLES RETAILING
Sysco Corp.                                           $  437,000     $  442,165     0.08%
   6.50%, due 6/15/05
Sysco International Co.                               $3,060,000     $3,363,252     0.57%
   6.10%, due 6/1/12
Wal-Mart Stores, Inc.                                 $4,288,000     $4,789,177     0.81%
   6.875%, due 8/10/09
Wal-Mart Stores, Inc.                                 $  349,000     $  416,000     0.07%
   7.25%, due 6/1/13
                                                                     ----------     ----
TOTAL FOOD & STAPLES RETAILING                                       $9,010,594     1.53%
                                                                    -----------     ----

FOOD PRODUCTS
Campbell Soup Co.                                     $1,905,000     $1,965,415     0.33%
   5.50%, due 3/15/07
General Mills, Inc.                                   $  437,000     $  446,555     0.08%
   5.125%, due 2/15/07
Kellogg Co.                                           $  564,000     $  569,553     0.10%
   4.875%, due 10/15/05
Nabisco, Inc.                                         $1,510,000     $1,618,794     0.27%
   7.05%, due 7/15/07
Sara Lee Corp. Series C                               $1,048,000     $1,104,082     0.19%
   6.00%, due 1/15/08
Unilever Capital Corp.                                $  961,000     $  986,683     0.17%
   6.875%, due 11/1/05
                                                                     ----------     ----
TOTAL FOOD PRODUCTS                                                  $6,691,082     1.14%
                                                                    -----------     ----

HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. Series G                             $  218,000     $  218,075     0.04%
   4.15%, due 2/15/05
                                                                     ----------     ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                  $  218,075     0.04%
                                                                    -----------     ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. Series E                        $  437,000     $  438,194     0.07%
   3.98%, due 4/29/05
Kimberly-Clark Corp.                                  $3,245,000     $3,515,283     0.60%
   7.10%, due 8/1/07
Procter & Gamble Co. (The)                            $2,677,000     $3,000,042     0.51%
   6.875%, due 9/15/09

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Procter & Gamble Co. (The)                            $  437,000     $  438,578     0.07%
   4.00%, due 4/30/05
Procter & Gamble Co. (The)                            $  218,000     $  224,008     0.04%
   4.75%, due 6/15/07
                                                                     ----------     ----
TOTAL HOUSEHOLD PRODUCTS                                             $7,616,105     1.29%
                                                                     ----------     ----

INDUSTRIAL CONGLOMERATES
3M Co. Series C                                       $  437,000     $  438,838     0.07%
   4.15%, due 6/30/05
                                                                     ----------     ----
TOTAL INDUSTRIAL CONGLOMERATES                                       $  438,838     0.07%
                                                                     ----------     ----

INSURANCE
Allstate Corp. (The)                                  $1,900,000     $2,143,962     0.36%
   7.20%, due 12/1/09
John Hancock Financial Services, Inc.                 $2,640,000     $2,787,505     0.47%
   5.625%, due 12/1/08
Loews Corp.                                           $  437,000     $  459,943     0.08%
   6.75%, due 12/15/06
                                                                     ----------     ----
TOTAL INSURANCE                                                      $5,391,410     0.91%
                                                                     ----------     ----

IT SERVICES
Computer Sciences Corp.                               $1,012,000     $1,090,021     0.19%
   6.25%, due 3/15/09
First Data Corp.                                      $  661,000     $  708,975     0.12%
   5.625%, due 11/1/11
First Data Corp. Series D                             $1,725,000     $1,843,998     0.31%
   5.80%, due 12/15/08
                                                                     ----------     ----
TOTAL IT SERVICES                                                    $3,642,994     0.62%
                                                                     ----------     ----

MACHINERY
Caterpillar, Inc.                                     $  815,000     $  913,387     0.16%
   6.55%, due 5/1/11
Illinois Tool Works, Inc.                             $3,090,000     $3,296,284     0.56%
   5.75%, due 3/1/09
                                                                     ----------     ----
TOTAL MACHINERY                                                      $4,209,671     0.72%
                                                                     ----------     ----

MEDIA
Gannett Co., Inc.                                     $  437,000     $  453,020     0.08%
   5.50%, due 4/1/07
Gannett Co., Inc.                                     $  437,000     $  438,411     0.07%
   4.95%, due 4/1/05
                                                                     ----------     ----
TOTAL MEDIA                                                          $  891,431     0.15%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MULTILINE RETAIL
Kohl's Corp.                                          $  612,000     $  673,734     0.11%
   6.30%, due 3/1/11
Target Corp.                                          $1,806,000     $1,905,417     0.32%
   5.375%, due 6/15/09
Target Corp.                                          $2,179,000     $2,262,556     0.38%
   5.50%, due 4/1/07
Target Corp.                                          $  306,000     $  315,943     0.05%
   5.95%, due 5/15/06
                                                                     ----------     ----
TOTAL MULTILINE RETAIL                                               $5,157,650     0.86%
                                                                     ----------     ----

MULTI-UTILITIES & UNREGULATED POWER
IES Utilities, Inc. Series A                          $1,311,000     $1,423,442     0.24%
   6.625%, due 8/1/09
                                                                     ----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $1,423,442     0.24%
                                                                     ----------     ----

OIL & GAS
Atlantic Richfield Co.                                $1,000,000     $1,073,520     0.18%
   5.90%, due 4/15/09
ChevronTexaco Capital Co.                             $  706,000     $  705,269     0.12%
   3.50%, due 9/17/07
Texaco Capital, Inc.                                  $2,000,000     $2,107,512     0.36%
   5.50%, due 1/15/09
Tosco Corp.                                           $  874,000     $  926,908     0.16%
   7.25%, due 1/1/07
                                                                     ----------     ----
TOTAL OIL & GAS                                                      $4,813,209     0.82%
                                                                     ----------     ----

PERSONAL PRODUCTS
Gillette Co. (The)                                    $  437,000     $  426,082     0.07%
   2.875%, due 3/15/08
Gillette Co. (The)                                    $1,311,000     $1,311,331     0.22%
   3.50%, due 10/15/07
                                                                     ----------     ----
TOTAL PERSONAL PRODUCTS                                              $1,737,413     0.29%
                                                                     ----------     ----

PHARMACEUTICALS
Abbott Laboratories                                   $  874,000     $  899,091     0.15%
   5.625%, due 7/1/06
Abbott Laboratories                                   $1,500,000     $1,575,294     0.27%
   6.40%, due 12/1/06
Bristol-Myers Squibb Co.                              $  437,000     $  444,640     0.08%
   4.75%, due 10/1/06
Johnson & Johnson                                     $1,747,000     $1,933,183     0.33%
   6.625%, due 9/1/09

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Lilly (Eli) & Co.                                     $  655,000   $    674,152      0.11%
   5.50%, due 7/15/06
Pharmacia Corp.                                       $  437,000   $    467,603      0.08%
   5.875%, due 12/1/08
Warner-Lambert Co.                                    $  218,000   $    231,459      0.04%
   6.00%, due 1/15/08
                                                                   ------------     -----
TOTAL PHARMACEUTICALS                                              $  6,225,422      1.06%
                                                                   ------------     -----

SPECIALTY RETAIL
Home Depot, Inc. (The)                                $1,118,000   $  1,142,054      0.19%
   5.375%, due 4/1/06
Sherwin-Williams Co. (The)                            $2,219,000   $  2,346,914      0.40%
   6.85%, due 2/1/07
                                                                   ------------     -----
TOTAL SPECIALTY RETAIL                                             $  3,488,968      0.59%
                                                                   ------------     -----

THRIFTS & MORTGAGE FINANCE
General Electric Capital Corp. Series A               $  437,000   $    442,500      0.08%
   4.25%, due 1/15/08
General Electric Capital Corp. Series A               $  874,000   $    903,768      0.15%
   5.375%, due 3/15/07
General Electric Capital Corp. Series A               $2,000,000   $  2,143,960      0.36%
   6.50%, due 12/10/07
General Electric Capital Corp. Series A               $  750,000   $    845,219      0.14%
   6.875%, due 11/15/10
                                                                   ------------     -----
TOTAL THRIFTS & MORTGAGE FINANCE                                   $  4,335,447      0.73%
                                                                   ------------     -----

TRANSPORTATION INFRASTRUCTURE
International Lease Finance Corp.                     $  437,000   $    440,656      0.07%
   4.50%, due 5/1/08
International Lease Finance Corp.                     $  655,000   $    681,282      0.12%
   5.625%, due 6/1/07
International Lease Finance Corp.                     $2,000,000   $  2,158,984      0.37%
   6.375%, due 3/15/09
                                                                   ------------     -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                $  3,280,922      0.56%
                                                                   ------------     -----
TOTAL CORPORATE BONDS                                              $210,457,518     35.70%
                                                                   ------------     -----

FEDERAL & GOVERNMENT AGENCY
GOVERNMENT AGENCIES
Federal Farm Credit Banks                             $  437,000   $    429,500      0.07%
   2.25%, due 9/1/06
Federal Farm Credit Banks                             $  437,000   $    435,249      0.07%
   3.47%, due 10/3/07

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal Farm Credit Banks                             $  437,000     $  439,028     0.07%
   3.80%, due 9/4/07
Federal Farm Credit Banks                             $  655,000     $  648,231     0.11%
   3.875%, due 5/7/10
Freddie Mac                                           $  437,000     $  429,502     0.07%
   3.25%, due 3/14/08
                                                                     ----------     ----
TOTAL GOVERNMENT AGENCIES                                            $2,381,510     0.39%
                                                                     ----------     ----
TOTAL FEDERAL & GOVERNMENT AGENCY                                    $2,381,510     0.39%
                                                                     ----------     ----

FHLB
Federal Home Loan Bank                                $  440,000     $  469,917     0.08%
   6.21%, due 12/3/07
Federal Home Loan Bank Series 392                     $  875,000     $  867,878     0.15%
   2.50%, due 3/15/06
Federal Home Loan Bank Series DL08                    $  875,000     $  864,107     0.15%
   3.50%, due 2/11/08
Federal Home Loan Bank Series FV08                    $  440,000     $  435,584     0.07%
   3.375%, due 2/15/08
Federal Home Loan Bank Series RH10                    $  220,000     $  218,220     0.04%
   3.875%, due 2/12/10
Federal Home Loan Bank Series UA10                    $  655,000     $  645,256     0.11%
   3.75%, due 4/1/10
                                                                     ----------     ----
TOTAL FHLB                                                           $3,500,962     0.60%
                                                                     ----------     ----

FHLMC
Federal Home Loan Mortgage Corp. Series 1982          $  655,000     $  657,398     0.11%
   Class VC 6.50%, due 1/15/12
Federal Home Loan Mortgage Corp. Series 2579          $  437,000     $  435,883     0.07%
   Class PG 4.00%, due 3/15/27
Federal Home Loan Mortgage Corp. Series 2589          $  437,000     $  442,664     0.08%
   Class GD 5.00%, due 9/15/28
Federal Home Loan Mortgage Corp. Series 2600          $  437,000     $  439,818     0.07%
   Class MJ 5.00%, due 9/15/29
Federal Home Loan Mortgage Corp. Series 2719          $1,030,211     $  996,656     0.17%
   Class WB 4.50%, due 8/15/21
Federal Home Loan Mortgage Corp. Series 2734          $1,311,000     $1,297,223     0.22%
   Class JC 3.50%, due 11/15/23

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Federal National Mortgage Association                 $1,031,000   $  1,039,052       0.18%
   Series 2003-17 Class QT 5.00%, due 8/25/27
                                                                   ------------     ------
TOTAL FHLMC                                                        $  5,308,694       0.90%
                                                                   ------------     ------

FNMA
Federal National Mortgage Association                 $2,184,000   $  2,178,946       0.37%
   2.50%, due 6/30/06 (b)
Federal National Mortgage Association                 $  874,000   $    873,860       0.15%
   4.329%, due 2/17/09 (b)
Federal National Mortgage Association                 $  874,000   $    883,826       0.15%
   5.75%, due 6/15/05
Federal National Mortgage Association                 $  437,000   $    440,841       0.07%
   Series 2003-32 Class PG
   5.00%, due 10/25/27
                                                                   ------------     ------
TOTAL FNMA                                                         $  4,377,473       0.74%
                                                                   ------------     ------

GNMA
Government National Mortgage Association              $  437,000   $    438,057       0.07%
   series 2003-19 Class BE
   4.50%, due 11/20/28
Government National Mortgage Association              $  874,000   $    888,386       0.15%
   Series 2003-50 Class PC
   5.50%, due 3/16/32
                                                                   ------------     ------
TOTAL GNMA                                                         $  1,326,443       0.22%
                                                                   ------------     ------

REPURCHASE AGREEMENT
U.S. TREASURY BONDS
Bank of New York (The)
   2.20%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $8,404,514
   (Collaterizated by Federal
      National Mortgage Association
      3.94%, due 7/1/33
      with a Principal Amount of
      $11,955,000 and a Market Value
      $11,834,783 including accrued
      Interest)                                       $8,404,000   $  8,404,000       1.43%
                                                                   ------------     ------
TOTAL REPURCHASE AGREEMENT                                         $  8,404,000       1.43%
                                                                   ------------     ------

TOTAL INVESTMENTS
   (Cost $530,933,375) (c)                                         $582,573,548      98.88%(d)
Cash and Other Assets Less Liabilities                             $  6,121,354       1.12%
                                                                   ------------     ------
NET ASSETS                                                         $588,694,902     100.00%
                                                                   ============     ======

(a)  Non-income producing security.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2005.

(c)  The cost for federal income tax purposes is $531,036,120.

(d) At January 31, 2005 net unrealized appreciation was $51,537,428 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $58,395,299 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $657,871.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY MID CAP OPPORTUNITY FUND
COMMON STOCK
CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                              2,097     $  211,923     0.40%
                                                                     ----------     ----
TOTAL CAPITAL MARKETS                                                $  211,923     0.40%
                                                                     ----------     ----

COMMERCIAL BANKS
Bank of America Corp.                                      7,400     $  343,138     0.65%
First BanCorp                                              5,700     $  308,313     0.59%
Regions Financial Corp.                                   29,700     $  950,400     1.81%
TCF Financial Corp.                                       19,300     $  542,523     1.03%
                                                                     ----------     ----
TOTAL COMMERCIAL BANKS                                               $2,144,374     4.08%
                                                                     ----------     ----
COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                                         17,200     $  609,052     1.16%
Copart, Inc. (a)                                          21,500     $  494,070     0.94%
Deluxe Corp.                                               5,600     $  214,312     0.41%
Kelly Services, Inc. Class A                              47,600     $1,385,160     2.64%
                                                                     ----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 $2,702,594     5.15%
                                                                     ----------     ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                             4,800     $  200,448     0.38%
Imation Corp.                                             13,200     $  455,268     0.87%
InFocus Corp. (a)                                         57,900     $  425,565     0.81%
PalmOne, Inc. (a)                                          3,000     $   77,624     0.15%
                                                                     ----------     ----
TOTAL COMPUTERS & PERIPHERALS                                        $1,158,905     2.21%
                                                                     ----------     ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                     22,500     $  552,375     1.05%
Student Loan Corp. (The)                                     700     $  126,462     0.24%
WFS Financial, Inc. (a)                                    7,600     $  379,620     0.72%
                                                                     ----------     ----
TOTAL CONSUMER FINANCE                                               $1,058,457     2.01%
                                                                     ----------     ----

DIVERSIFIED FINANCIAL SERVICES

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
CIT Group, Inc.                                           16,700     $  674,179     1.28%
                                                                     ----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                 $  674,179     1.28%
                                                                     ----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                          29,800     $  971,480     1.85%
                                                                     ----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $  971,480     1.85%
                                                                     ----------     ----

ELECTRIC UTILITIES
Edison International                                      64,300     $2,087,821     3.97%
                                                                     ----------     ----
TOTAL ELECTRIC UTILITIES                                             $2,087,821     3.97%
                                                                     ----------     ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Tektronix, Inc.                                            8,700     $  250,734     0.48%
                                                                     ----------     ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             $  250,734     0.48%
                                                                     ----------     ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                         10,600     $  242,528     0.46%
                                                                     ----------     ----
TOTAL FOOD & STAPLES RETAILING                                       $  242,528     0.46%
                                                                     ----------     ----

FOOD PRODUCTS
Hershey Foods Corp.                                        4,400     $  257,356     0.49%
Hormel Foods Corp.                                         6,400     $  201,600     0.38%
Kraft Foods, Inc. Class A                                 29,100     $  988,818     1.88%
McCormick & Co., Inc.                                      6,600     $  245,322     0.47%
Pilgrim's Pride Corp.                                     18,100     $  632,776     1.20%
Tyson Foods, Inc. Class A                                 28,400     $  487,628     0.93%
                                                                     ----------     ----
TOTAL FOOD PRODUCTS                                                  $2,813,500     5.35%
                                                                     ----------     ----

HEALTH CARE EQUIPMENT & SUPPLIES
Bausch & Lomb, Inc.                                        3,800     $  276,982     0.53%
                                                                     ----------     ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               $  276,982     0.53%
                                                                     ----------     ----

HEALTH CARE PROVIDERS & SERVICES
Humana, Inc. (a)                                          15,700     $  538,039     1.02%
Manor Care, Inc.                                           8,100     $  279,855     0.53%
PacifiCare Health Systems, Inc. (a)                        7,800     $  479,934     0.91%
                                                                     ----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                               $1,297,828     2.46%
                                                                     ----------     ----

HOTELS, RESTAURANTS & LEISURE
Choice Hotels International, Inc.                          1,900     $  110,200     0.21%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Darden Restaurants, Inc.                                  16,200     $  478,872     0.91%
Outback Steakhouse, Inc.                                   3,900     $  179,595     0.34%
                                                                     ----------     ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                  $  768,667     1.46%
                                                                     ----------     ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                 6,600     $  543,840     1.04%
Fortune Brands, Inc.                                       4,700     $  394,706     0.75%
Newell Rubbermaid, Inc.                                   37,600     $  809,152     1.54%
NVR, Inc. (a)                                                400     $  316,500     0.60%
Ryland Group, Inc. (The)                                   2,600     $  168,662     0.32%
Stanley Works (The)                                       13,200     $  627,792     1.20%
                                                                     ----------     ----
TOTAL HOUSEHOLD DURABLES                                             $2,860,652     5.45%
                                                                     ----------     ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                          15,100     $  897,242     1.71%
Energizer Holdings, Inc. (a)                               6,000     $  339,660     0.65%
                                                                     ----------     ----
TOTAL HOUSEHOLD PRODUCTS                                             $1,236,902     2.36%
                                                                     ----------     ----

INDUSTRIAL CONGLOMERATES
Alleghany Corp. (a)                                          300     $   79,938     0.15%
                                                                     ----------     ----
TOTAL INDUSTRIAL CONGLOMERATES                                       $   79,938     0.15%
                                                                     ----------     ----

INSURANCE
MBIA, Inc.                                                 4,700     $  280,778     0.53%
Torchmark Corp.                                           12,100     $  660,660     1.26%
                                                                     ----------     ----
TOTAL INSURANCE                                                      $  941,438     1.79%
                                                                     ----------     ----

IT SERVICES
Sabre Holdings Corp. Class A                              27,900     $  588,690     1.12%
                                                                     ----------     ----
TOTAL IT SERVICES                                                    $  588,690     1.12%
                                                                     ----------     ----

LEISURE EQUIPMENT & PRODUCTS
Eastman Kodak Co.                                         28,000     $  926,520     1.76%
Mattel, Inc.                                              52,900     $1,028,905     1.96%
                                                                     ----------     ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   $1,955,425     3.72%
                                                                     ----------     ----

MACHINERY
Cummins, Inc.                                             10,300     $  800,001     1.52%
Terex Corp. (a)                                           16,800     $  723,240     1.38%
                                                                     ----------     ----
TOTAL MACHINERY                                                      $1,523,241     2.90%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
METALS & MINING
Nucor Corp.                                               16,700     $  937,872     1.79%
United States Steel Corp.                                  7,400     $  383,320     0.73%
                                                                     ----------     ----
TOTAL METALS & MINING                                                $1,321,192     2.52%
                                                                     ----------     ----

MULTILINE RETAIL
Dillard's, Inc. Class A                                   23,700     $  621,888     1.18%
Federated Department Stores, Inc.                          3,400     $  193,120     0.37%
Sears, Roebuck & Co.                                       3,400     $  170,850     0.33%
                                                                     ----------     ----
TOTAL MULTILINE RETAIL                                               $  985,858     1.88%
                                                                     ----------     ----

MULTI-UTILITIES & UNREGULATED POWER
Equitable Resources, Inc.                                 13,600     $  775,744     1.48%
NRG Energy, Inc. (a)                                      24,700     $  864,500     1.65%
Reliant Energy, Inc. (a)                                  53,800     $  669,810     1.28%
Williams Cos., Inc. (The)                                 23,700     $  398,397     0.76%
                                                                     ----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $2,708,451     5.17%
                                                                     ----------     ----

OIL & GAS
Amerada Hess Corp.                                         7,500     $  649,875     1.24%
Anadarko Petroleum Corp.                                   4,300     $  284,703     0.54%
Apache Corp.                                              17,000     $  925,140     1.76%
Burlington Resources, Inc.                                18,800     $  821,748     1.56%
Overseas Shipholding Group, Inc.                           3,100     $  173,011     0.33%
Premcor, Inc.                                             17,600     $  844,800     1.61%
Sunoco, Inc.                                               7,400     $  647,426     1.23%
Valero Energy Corp.                                        1,000     $   52,030     0.10%
                                                                     ----------     ----
TOTAL OIL & GAS                                                      $4,398,733     8.37%
                                                                     ----------     ----

PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.                                   29,000     $  742,400     1.41%
                                                                     ----------     ----
TOTAL PAPER & FOREST PRODUCTS                                        $  742,400     1.41%
                                                                     ----------     ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A                     11,400     $  514,596     0.98%
                                                                     ----------     ----
TOTAL PERSONAL PRODUCTS                                              $  514,596     0.98%
                                                                     ----------     ----

PHARMACEUTICALS
Pfizer, Inc.                                              51,200     $1,236,992     2.35%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL PHARMACEUTICALS                                                $1,236,992     2.35%
                                                                     ----------     ----

REAL ESTATE
Cousins Properties, Inc.                                   7,500     $  227,175     0.43%
Equity Office Properties Trust                            70,000     $1,958,600     3.73%
Impac Mortgage Holdings, Inc.                             25,600     $  584,704     1.11%
LNR Property Corp.                                         4,700     $  296,100     0.56%
                                                                     ----------     ----
TOTAL REAL ESTATE                                                    $3,066,579     5.83%
                                                                     ----------     ----

ROAD & RAIL
Laidlaw International, Inc. (a)                           40,200     $  875,154     1.67%
                                                                     ----------     ----
TOTAL ROAD & RAIL                                                    $  875,154     1.67%
                                                                     ----------     ----

SOFTWARE
Activision, Inc. (a)                                      30,700     $  693,820     1.32%
McAfee, Inc. (a)                                           7,000     $  180,950     0.34%
                                                                     ----------     ----
TOTAL SOFTWARE                                                       $  874,770     1.66%
                                                                     ----------     ----

SPECIALTY RETAIL
Circuit City Stores, Inc.                                 57,000     $  816,240     1.55%
Sherwin-Williams Co. (The)                                23,000     $  993,600     1.89%
Toys "R" Us, Inc. (a)                                     14,600     $  313,170     0.60%
Zale Corp. (a)                                             5,800     $  154,048     0.29%
                                                                     ----------     ----
TOTAL SPECIALTY RETAIL                                               $2,277,058     4.33%
                                                                     ----------     ----

TEXTILES, APPAREL & LUXURY GOODS
Reebok International Ltd.                                 3,500      $  155,855     0.30%
                                                                     ----------     ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                               $  155,855     0.30%
                                                                     ----------     ----

THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.                                   17,100     $  643,644     1.23%
Countrywide Financial Corp.                               10,198     $  377,326     0.72%
Doral Financial Corp.                                      4,800     $  207,600     0.40%
Fannie Mae                                                13,300     $  858,914     1.64%
Freddie Mac                                                6,200     $  404,798     0.77%
Fremont General Corp.                                     18,300     $  448,167     0.85%
IndyMac Bancorp, Inc.                                      6,900     $  255,024     0.49%
MGIC Investment Corp.                                      3,000     $  191,700     0.36%
New Century Financial Corp.                                6,000     $  359,340     0.68%
PMI Group, Inc. (The)                                      5,600     $  222,712     0.42%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
                                                ----------------   ------------     ------------
R&G Financial Corp. Class B                               13,000    $   479,310       0.91%
Radian Group, Inc.                                         4,200    $   201,348       0.38%
                                                                    -----------     ------
TOTAL THRIFTS & MORTGAGE FINANCE                                    $ 4,649,883       8.85%
                                                                    -----------     ------

TOBACCO
Reynolds American, Inc.                                    5,100    $   410,142       0.78%
                                                                    -----------     ------
TOTAL TOBACCO                                                       $   410,142       0.78%
                                                                    -----------     ------

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                     14,200    $   869,182       1.65%
                                                                    -----------     ------
TOTAL TRADING COMPANIES & DISTRIBUTORS                              $   869,182       1.65%
                                                                    -----------     ------
TOTAL COMMON STOCK                                                  $50,933,103      96.93%
                                                                    -----------     ------

REPURCHASE AGREEMENT
Bank of New York (The)
   2.20%, dated 1/31/05 due 2/1/05
   Proceeds at Maturity $1,290,079
   (Collateralized by Federal National Mortgage
   Association 4.134%, due 7/1/18 with a
   Principal Amount of $1,875,000 and a
   Market Value of $1,865,400
   including accrued interest)                                      $ 1,290,000       2.46%
                                                                    -----------     ------

TOTAL REPURCHASE AGREEMENT                                          $ 1,290,000       2.46%
                                                                    -----------     ------
TOTAL INVESTMENTS
  (Cost $45,991,448) (b)                                            $52,223,103(C)   99.39%
                                                                    -----------     ------

Cash and Other Assets Less Liabilities                              $   308,911       0.61%
                                                                    -----------     ------
NET ASSETS                                                          $52,532,014     100.00%
                                                                    ===========     ======

(a)  Non-income producing security.

(b)  The cost for federal income tax purposes is $46,001,466.

(c) At January 31, 2005 net unrealized appreciation was $6,221,637, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,952,412 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $730,775.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
MAINSTAY SMALL CAP OPPORTUNITY FUND
COMMON STOCK
AIR FREIGHT & LOGISTICS
Park-Ohio Holdings Corp. (a)                              92,400     $2,279,508     0.74%
                                                                     ----------     ----
TOTAL AIR FREIGHT & LOGISTICS                                        $2,279,508     0.74%
                                                                     ----------     ----

AUTO COMPONENTS
Midas, Inc. (a)                                           52,200     $1,046,088     0.34%
R&B, Inc. (a)                                             25,800     $  645,000     0.21%
Visteon Corp.                                            397,500     $2,949,450     0.96%
                                                                     ----------     ----
TOTAL AUTO COMPONENTS                                                $4,640,538     1.51%
                                                                     ----------     ----

BUILDING PRODUCTS
Jacuzzi Brands, Inc. (a)                                  10,000     $  101,000     0.03%
NCI Building Systems, Inc. (a)                           142,300     $5,400,285     1.76%
                                                                     ----------     ----
TOTAL BUILDING PRODUCTS                                              $5,501,285     1.79%
                                                                     ----------     ----

CAPITAL MARKETS
Capital Southwest Corp.                                    9,200     $  724,960     0.24%
Stifel Financial Corp. (a)                                 5,700     $  117,078     0.04%
                                                                     ----------     ----
TOTAL CAPITAL MARKETS                                                $  842,038     0.28%
                                                                     ----------     ----

CHEMICALS
NewMarket Corp. (a)                                        2,900     $   57,768     0.02%
OM Group, Inc. (a)                                         3,200     $  103,744     0.03%
Terra Industries, Inc. (a)                               135,000     $1,086,750     0.35%
                                                                     ----------     ----
TOTAL CHEMICALS                                                      $1,248,262     0.40%
                                                                     ----------     ----

COMMERCIAL BANKS
BFC Financial Corp. Class A (a)                            4,079     $   53,435     0.02%
Columbia Bancorp                                           4,900     $  167,090     0.05%
First Citizens BancShares, Inc.                              300     $   42,600     0.01%
Provident Bankshares Corp.                                43,632     $1,442,910     0.47%
Umpqua Holdings Corp.                                     70,800     $1,719,024     0.56%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
                                                                     ----------     ----
TOTAL COMMERCIAL BANKS                                               $3,425,059     1.11%
                                                                     ----------     ----

COMMERCIAL SERVICES & SUPPLIES
Ambassadors International, Inc.                           27,200     $  408,000     0.13%
Century Business Services (a)                             19,500     $   85,020     0.03%
Cenveo, Inc. (a)                                         329,300     $  971,435     0.32%
Consolidated Graphics, Inc. (a)                            9,200     $  388,240     0.13%
Hudson Highland Group, Inc. (a)                           55,400     $1,617,126     0.53%
Insurance Auto Auctions, Inc. (a)                         93,200     $2,053,196     0.67%
PICO Holdings, Inc. (a)                                  143,100     $3,076,650     1.00%
United Rentals, Inc. (a)                                   4,600     $   78,246     0.03%
                                                                     ----------     ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 $8,677,913     2.84%
                                                                     ----------     ----

COMMUNICATIONS EQUIPMENT
Digi International, Inc. (a)                               9,300     $  138,477     0.05%
MRV Communications, Inc. (a)                             742,300     $2,687,126     0.88%
                                                                     ----------     ----
TOTAL COMMUNICATIONS EQUIPMENT                                       $2,825,603     0.93%
                                                                     ----------     ----

COMPUTERS & PERIPHERALS
Intergraph Corp. (a)                                       4,000     $  118,840     0.04%
                                                                     ----------     ----
TOTAL COMPUTERS & PERIPHERALS                                        $  118,840     0.04%
                                                                     ----------     ----

CONSTRUCTION & ENGINEERING
Washington Group International, Inc. (a)                   3,500     $  137,830     0.04%
                                                                     ----------     ----
TOTAL CONSTRUCTION & ENGINEERING                                     $  137,830     0.04%
                                                                     ----------     ----

CONSTRUCTION MATERIALS
Texas Industries, Inc.                                    35,000     $2,223,900     0.73%
                                                                     ----------     ----
TOTAL CONSTRUCTION MATERIALS                                         $2,223,900     0.73%
                                                                     ----------     ----

CONSUMER FINANCE
Advanta Corp. Class B                                     64,700     $1,472,572     0.48%
ASTA Funding, Inc.                                         7,300     $  186,588     0.06%
Metris Cos., Inc. (a)                                    366,500     $4,361,350     1.42%
                                                                     ----------     ----
TOTAL CONSUMER FINANCE                                               $6,020,510     1.96%
                                                                     ----------     ----

DISTRIBUTORS
Noland Co.                                                   200     $    9,300     0.00%(b)
WESCO International, Inc. (a)                              4,900     $  165,571     0.05%
                                                                     ----------     ----
TOTAL DISTRIBUTORS                                                   $  174,871     0.05%
                                                                     ----------     ----

                                                SHARES/PRINCIPAL
                                                      AMOUNT       MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                25,900    $   500,906     0.16%
CMS Energy Corp. (a)                                     244,700    $ 2,576,691     0.84%
El Paso Electric Co. (a)                                 122,900    $ 2,389,176     0.78%
PNM Resources, Inc.                                      237,400    $ 5,989,602     1.95%
                                                                    -----------     ----
TOTAL ELECTRIC UTILITIES                                            $11,456,375     3.73%
                                                                    -----------     ----

ELECTRICAL EQUIPMENT
General Cable Corp. (a)                                   37,900    $   457,453     0.15%
                                                                    -----------     ----
TOTAL ELECTRICAL EQUIPMENT                                          $   457,453     0.15%
                                                                    -----------     ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilysys, Inc.                                            29,700    $   500,742     0.16%
                                                                    -----------     ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $   500,742     0.16%
                                                                    -----------     ----

ENERGY EQUIPMENT & SERVICES
Lufkin Industries, Inc.                                   24,100    $   970,989     0.32%
Maverick Tube Corp. (a)                                   57,900    $ 1,972,074     0.64%
NS Group, Inc. (a)                                        39,400    $ 1,188,698     0.39%
                                                                    -----------     ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $ 4,131,761     1.35%
                                                                    -----------     ----

FOOD & STAPLES RETAILING
Ingles Markets, Inc. Class A                             171,600    $ 2,253,108     0.73%
Nash Finch Co.                                            52,200    $ 2,176,479     0.71%
NeighborCare, Inc. (a)                                    45,400    $ 1,331,582     0.43%
Smart & Final, Inc. (a)                                   96,300    $ 1,391,535     0.45%
                                                                    -----------     ----
TOTAL FOOD & STAPLES RETAILING                                      $ 7,152,704     2.32%
                                                                    -----------     ----

FOOD PRODUCTS
Ralcorp Holdings, Inc.                                   144,400    $ 6,353,600     2.07%
Sanderson Farms, Inc.                                     20,200    $   882,942     0.29%
Seaboard Corp.                                             2,350    $ 2,467,382     0.80%
                                                                    -----------     ----
TOTAL FOOD PRODUCTS                                                 $ 9,703,924     3.16%
                                                                    -----------     ----

HEALTH CARE EQUIPMENT & SUPPLIES
Dade Behring Holdings, Inc. (a)                           17,000    $   971,550     0.32%
                                                                    -----------     ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $   971,550     0.32%
                                                                    -----------     ----

HEALTH CARE PROVIDERS & SERVICES
Alderwoods Group, Inc. (a)                               113,300    $ 1,363,566     0.44%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Alliance Imaging, Inc. (a)                                95,000    $ 1,269,200     0.41%
Genesis HealthCare Corp. (a)                              44,700    $ 1,550,196     0.51%
Gentiva Health Services, Inc. (a)                        152,700    $ 2,427,930     0.79%
Magellan Health Services, Inc. (a)                       150,200    $ 5,578,428     1.82%
MedCath Corp. (a)                                         34,600    $   807,564     0.26%
Res-Care, Inc. (a)                                         8,400    $   133,644     0.04%
Stewart Enterprises, Inc. (a)                            871,300    $ 5,593,746     1.82%
                                                                    -----------     ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $18,724,274     6.09%
                                                                    -----------     ----

HOTELS, RESTAURANTS & LEISURE
Dave & Buster's, Inc. (a)                                  2,200    $    41,294     0.01%
Jack In The Box, Inc. (a)                                 49,100    $ 1,697,878     0.55%
La Quinta Corp. (a)                                      211,900    $ 1,841,411     0.60%
Magna Entertainment Corp. (a)                            338,000    $ 1,875,900     0.61%
Marcus Corp. (The)                                       127,800    $ 3,184,776     1.04%
                                                                    -----------     ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                 $ 8,641,259     2.81%
                                                                    -----------     ----

HOUSEHOLD DURABLES
Blount International, Inc. (a)                           161,700    $ 2,902,515     0.95%
Brookfield Homes Corp.                                    12,400    $   442,680     0.14%
M.D.C. Holdings, Inc.                                     13,728    $   999,398     0.33%
National Presto Industries, Inc.                          76,300    $ 3,296,160     1.08%
Standard Pacific Corp.                                     1,800    $   119,754     0.04%
William Lyon Homes, Inc. (a)                               2,800    $   226,996     0.07%
                                                                    -----------     ----
TOTAL HOUSEHOLD DURABLES                                            $ 7,987,503     2.61%
                                                                    -----------     ----

INSURANCE
Allmerica Financial Corp. (a)                             35,300    $ 1,152,545     0.38%
American Physicians Capital, Inc. (a)                      4,100    $   146,862     0.05%
AmerUs Group Co.                                         132,600    $ 5,909,982     1.93%
Argonaut Group, Inc. (a)                                 233,300    $ 4,997,286     1.63%
Commerce Group, Inc.                                      97,700    $ 6,380,787     2.08%
Delphi Financial Group, Inc. Class A                      22,450    $ 1,008,903     0.33%
Donegal Group, Inc.                                       19,200    $   389,666     0.13%
Erie Family Life Insurance Co.                               100    $     3,150     0.00%
FBL Financial Group, Inc.                                 27,500    $   764,775     0.25%
Horace Mann Educators Corp.                               31,400    $   578,388     0.19%
Kansas City Life Insurance Co.                             7,600    $   384,560     0.13%
LandAmerica Financial Group, Inc.                          7,200    $   370,368     0.12%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Midland Co. (The)                                         15,600    $   521,664     0.17%
National Western Life Insurance Co. (a)                    2,600    $   450,190     0.15%
Ohio Casualty Corp. (a)                                  161,200    $ 3,705,988     1.21%
PMA Capital Corp. (a)                                     13,900    $   140,807     0.05%
Selective Insurance Group, Inc.                           14,600    $   630,282     0.21%
Stewart Information Services Corp.                        11,100    $   447,441     0.15%
UICI                                                     160,800    $ 4,971,936     1.62%
United Fire & Casulty Co.                                 78,000    $ 2,648,880     0.86%
Vesta Insurance Group, Inc.                              110,500    $   379,015     0.12%
Zenith National Insurance Corp.                           45,100    $ 2,131,877     0.70%
                                                                    -----------    -----
TOTAL INSURANCE                                                     $38,115,352    12.46%
                                                                    -----------    -----

INTERNET & CATALOG RETAIL
Blair Corp.                                              118,100    $ 4,561,022     1.49%
Systemax, Inc. (a)                                        58,400    $   396,536     0.13%
                                                                    -----------    -----
TOTAL INTERNET & CATALOG RETAIL                                     $ 4,957,558     1.62%
                                                                    -----------    -----

LEISURE EQUIPMENT & PRODUCTS
JAKKS Pacific, Inc. (a)                                  117,100    $ 2,555,122     0.83%
Johnson Outdoors, Inc. (a)                                 2,800    $    56,672     0.02%
Steinway Musical Instruments, Inc. (a)                     6,900    $   194,166     0.06%
                                                                    -----------    -----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  $ 2,805,960     0.91%
                                                                    -----------    -----

MACHINERY
EnPro Industries, Inc. (a)                               211,200    $ 5,628,480     1.84%
Greenbrier Cos, Inc. (The)                                 2,100    $    58,548     0.02%
Mueller Industries, Inc.                                  24,300    $   770,310     0.25%
Reliance Steel & Aluminum Co.                             14,000    $   537,180     0.18%
Terex Corp. (a)                                           38,900    $ 1,674,645     0.55%
                                                                    -----------    -----
TOTAL MACHINERY                                                     $ 8,669,163     2.84%
                                                                    -----------    -----

MEDIA
Carmike Cinemas, Inc.                                     25,000    $   885,750     0.29%
                                                                    -----------    -----
TOTAL MEDIA                                                         $   885,750     0.29%
                                                                    -----------    -----

METALS & MINING
AK Steel Corp. (a)                                       203,500    $ 2,952,785     0.96%
Castle (A.M.) & Co. (a)                                  114,600    $ 1,544,808     0.50%
Commercial Metals Co.                                     37,200    $ 1,075,080     0.35%
Metals USA, Inc. (a)                                     255,000    $ 4,561,950     1.49%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Oregon Steel Mills, Inc. (a)                             150,400    $ 3,593,056     1.17%
Ryerson Tull, Inc.                                       195,200    $ 2,590,304     0.84%
Steel Dynamics, Inc.                                      37,300    $ 1,409,940     0.46%
Steel Technologies, Inc.                                  47,000    $ 1,379,920     0.45%
Stillwater Mining Co. (a)                                 92,300    $   976,534     0.32%
Titanium Metals Corp. (a)                                 24,300    $   726,570     0.24%
USEC, Inc.                                                35,700    $   418,404     0.14%
                                                                    -----------     ----
TOTAL METALS & MINING                                               $21,229,351     6.92%
                                                                    -----------     ----
MULTILINE RETAIL
Dillard's, Inc.                                           45,000    $ 1,180,800     0.39%
                                                                    -----------     ----
TOTAL MULTILINE RETAIL                                              $ 1,180,800     0.39%
                                                                    -----------     ----

MULTI-UTILITIES & UNREGULATED POWER
Avista Corp.                                                 400    $     7,068     0.00%(b)
Energen Corp.                                             14,000    $   820,960     0.27%
Sierra Pacific Resources (a)                             485,900    $ 4,781,256     1.56%
                                                                    -----------     ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                           $ 5,609,284     1.83%
                                                                    -----------     ----
OIL & GAS
Cabot Oil & Gas Corp.                                      7,600    $   357,808     0.12%
Callon Petroleum Co. (a)                                 198,500    $ 2,900,085     0.95%
Cimarex Energy Co. (a)                                    62,200    $ 2,254,750     0.74%
Denbury Resources, Inc. (a)                               56,500    $ 1,649,800     0.54%
Encore Acquisition Co.                                    65,300    $ 2,435,690     0.79%
Frontier Oil Corp.                                        73,600    $ 2,058,592     0.67%
General Maritime Corp. (a)                                24,700    $ 1,133,730     0.37%
Giant Industries, Inc. (a)                                43,400    $ 1,266,412     0.41%
Harvest Natural Resources, Inc. (a)                       22,200    $   287,934     0.09%
Holly Corp.                                               36,400    $ 1,101,464     0.36%
Houston Exploration Co. (The) (a)                         95,200    $ 5,160,792     1.68%
Mission Resources Corp. (a)                               11,600    $    66,120     0.02%
Overseas Shipholding Group, Inc.                         108,200    $ 6,038,642     1.97%
Petroleum Development Corp. (a)                           20,000    $   770,000     0.25%
Plains Exploration & Production Co. (a)                   21,586    $   621,245     0.20%
Remington Oil & Gas Corp. (a)                             25,200    $   737,100     0.24%
St. Mary Land & Exploration Co.                           56,300    $ 2,421,463     0.79%
Swift Energy Co. (a)                                      71,600    $ 2,167,332     0.71%
Tesoro Petroleum Corp. (a)                               119,200    $ 3,795,328     1.24%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
Vintage Petroleum, Inc.                                  128,600    $ 3,113,406     1.02%
                                                                    -----------    -----
TOTAL OIL & GAS                                                     $40,337,693    13.16%
                                                                    -----------    -----

PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.                                   31,000    $   793,600     0.26%
Mercer International, Inc. (a)                             1,400    $    13,440     0.00%(b)
                                                                    -----------    -----
TOTAL PAPER & FOREST PRODUCTS                                       $   807,040     0.26%
                                                                    -----------    -----

PERSONAL PRODUCTS
Elizabeth Arden, Inc. (a)                                    200    $     4,734     0.00%(b)
                                                                    -----------    -----
TOTAL PERSONAL PRODUCTS                                             $     4,734     0.00%(b)
                                                                    -----------    -----

REAL ESTATE
American Home Mortgage Investment Corp.                  158,500    $ 5,298,655     1.73%
California Coastal Communities, Inc. (a)                  76,400    $ 2,000,916     0.65%
Corrections Corp. of America (a)                         142,000    $ 5,834,780     1.90%
CRIIMI MAE, Inc. (a)                                      85,200    $ 1,375,980     0.45%
CRT Properties, Inc.                                      25,200    $   578,592     0.19%
FelCor Lodging Trust, Inc. (a)                             7,500    $   104,700     0.03%
Impac Mortgage Holdings, Inc.                             15,500    $   354,020     0.12%
LaSalle Hotel Properties                                 110,400    $ 3,349,536     1.09%
LNR Property Corp.                                        19,900    $ 1,253,700     0.41%
Newcastle Investment Corp.                                26,700    $   807,408     0.26%
Senior Housing Properties Trust                            4,700    $    77,785     0.03%
                                                                    -----------    -----
TOTAL REAL ESTATE                                                   $21,036,072     6.86%
                                                                    -----------    -----

ROAD & RAIL
Celadon Group, Inc. (a)                                      700    $    16,667     0.01%
Florida East Coast Industries, Inc.                      129,800    $ 5,589,188     1.82%
Laidlaw International, Inc. (a)                           70,700    $ 1,539,139     0.50%
Overnite Corp.                                            21,600    $   667,008     0.22%
RailAmerica, Inc. (a)                                     35,200    $   456,544     0.15%
SCS Transportation, Inc. (a)                              42,000    $   983,640     0.32%
                                                                    -----------    -----
TOTAL ROAD & RAIL                                                   $ 9,252,186     3.02%
                                                                    -----------    -----

SPECIALTY RETAIL
Pep Boys-Manny, Moe & Jack (The)                          63,200    $ 1,088,304     0.35%
Rent-Way, Inc. (a)                                        80,400    $   683,400     0.22%
Stage Stores, Inc. (a)                                    13,500    $   533,655     0.17%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
TOTAL SPECIALTY RETAIL                                             $  2,305,359     0.74%
                                                                   ------------    -----

TEXTILES, APPAREL & LUXURY GOODS
Haggar Corp.                                               5,300   $    116,547     0.04%
Hartmarx Corp.                                           358,000   $  3,060,900     1.00%
Phillips-Van Heusen Corp.                                 18,100   $    492,501     0.16%
Warnaco Group, Inc. (The) (a)                            259,800   $  5,614,278     1.83%
                                                                   ------------    -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                             $  9,284,226     3.03%
                                                                    -----------    -----

THRIFTS & MORTGAGE FINANCE
BankAtlantic Bancorp, Inc.                                13,400   $    257,548     0.08%
BankUnited Financial Corp. (a)                            13,900   $    405,602     0.13%
Berkshire Hills Bancorp, Inc.                              5,800   $    205,030     0.07%
Capital Crossing Bank (a)                                  3,000   $     96,000     0.03%
Commercial Capital Bancorp, Inc.                          12,432   $    247,273     0.08%
First Financial Service Corp.                              8,100   $    216,270     0.07%
Fremont General Corp.                                        200   $      4,898     0.00%(b)
ITLA Capital Corp. (a)                                       800   $     44,432     0.01%
New Century Financial Corp.                               31,100   $  1,862,579     0.61%
Ocwen Financial Corp. (a)                                608,500   $  5,233,100     1.71%
Sterling Financial Corp. (a)                               5,922   $    222,075     0.07%
Waypoint Financial Corp.                                  20,700   $    579,600     0.19%
                                                                   ------------    -----
TOTAL THRIFTS & MORTGAGE FINANCE                                   $  9,374,407     3.05%
                                                                    -----------    -----

TRADING COMPANIES & DISTRIBUTORS

Huttig Building Products, Inc.                            56,700   $    601,587     0.20%
                                                                   ------------    -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                             $    601,587     0.20%
                                                                    -----------    -----

WIRELESS TELECOMMUNICATION SERVICES
Dobson Communications Corp. (a)                          737,800   $  1,357,552     0.44%
SBA Communications Corp. (a)                              97,500   $    834,600     0.27%
                                                                   ------------    -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $  2,192,152     0.71%
                                                                    -----------    -----
TOTAL COMMON STOCK                                                 $286,492,376    93.41%
                                                                    -----------    -----

INVESTMENT COMPANIES
CAPITAL MARKETS
iShares Russell 2000 Index Fund (c)                       21,000   $  2,609,040     0.85%
iShares Russell 2000 Value Index (c)                      14,000   $  2,596,300     0.85%
iShares S&P SmallCap 600 Index Fu (c)                     16,600   $  2,640,396     0.86%

                                                SHARES/PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
                                                ----------------   ------------   ------------
iShares S&P SmallCap 600/BARRA Value
   Inde Fund (c)                                          22,100   $  2,607,579     0.85%
                                                                   ------------   ------
TOTAL CAPITAL MARKETS                                              $ 10,453,315     3.41%
                                                                   ------------   ------
TOTAL INVESTMENT COMPANIES                                         $ 10,453,315     3.41%
                                                                   ------------   ------

REPURCHASE AGREEMENT

Bank of New York (The)
   2.20%, dated 1/31/05 due 2/1/05
Proceeds at Maturity
   10,300,629
(Collateralized by Federal
National Mortgage
Association
3.94%, due 7/1/33
with a Principal Amount of
$14,650,000 and a Market
Value of $14,502,682
including accrued interest)

                                                                   ------------   ------
TOTAL REPURCHASE AGREEMENT                      $     10,300,000   $ 10,300,000     3.36%
                                                                   ------------   ------
TOTAL INVESTMENTS
(Cost $272,936,647)                                                $307,245,689   100.18%(e)
                                                                   ------------   ------
Liabilities in Excess of Cash and Other
   Assets                                                             ($663,902)   -0.18%
                                                                   ------------   ------
NET ASSETS                                                         $306,581,787   100.00%
                                                                   ============   ======

(a)  Non-income producing security.

(b)  Less than one hundredth of a percent.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d)  The cost for federal income tax purposes is $273,187,745

(e) At January 31, 2005 net unrealized appreciation was $34,057,944 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $38,038,950, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,981,006.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Gary E. Wendlandt
    ---------------------------------
    GARY E. WENDLANDT
    President

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary E. Wendlandt
    ---------------------------------
    GARY E. WENDLANDT
    President

Date: March 30, 2005


By: /s/Patrick J. Farrell
    ------------------------------------
    PATRICK J. FARRELL
    Treasurer and
    Chief Financial and Accounting Officer

Date: March 30, 2005